Operating Loss (Tables)	12 Months Ended
Dec. 31, 2025
Operating Loss [Abstract]
Schedule of Operating Losses

The Group’s operating losses are stated after charging/(crediting) the following:

	Year Ended December 31,
	2025 $’000	2024 $’000	2023 $’000
License fee	-	-	563
Depreciation of Property, plant and equipment	12	12	7
Depreciation (Right-of-use asset)	222	112	89
Foreign exchange (gains)/losses	(152)	158	1,519